S-K 1602(c) Dilution	Feb. 20, 2026 USD ($) $ / shares shares
No Redemption [Member] | No Over-allotment [Member]
Net Tangible Book Value [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.01)
Net Tangible Book Value, Increase from Public Shareholders, Per Share (in Dollars per share) | $ / shares	7.32
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	7.31
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 2.69
Net Tangible Book Value	$ (116,083)
Net Tangible Book Value, Proceeds from Offering	222,420,000
Net Tangible Book Value, Adjusted	$ 215,619,388
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	8,433,333
Number of Shares Used, Adjustment (in Shares) | shares	29,498,333
No Redemption [Member] | Full Over-allotment [Member]
Net Tangible Book Value [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.01)
Net Tangible Book Value, Increase from Public Shareholders, Per Share (in Dollars per share) | $ / shares	7.32
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	7.31
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 2.69
Net Tangible Book Value	$ (116,083)
Net Tangible Book Value, Proceeds from Offering	255,420,000
Net Tangible Book Value, Adjusted	$ 247,835,288
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	8,433,333
Number of Shares Used, Adjustment (in Shares) | shares	33,923,083
Redemption at 25 Percent of Maximum [Member] | No Over-allotment [Member]
Net Tangible Book Value [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.01)
Net Tangible Book Value, Increase from Public Shareholders, Per Share (in Dollars per share) | $ / shares	6.76
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	6.75
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 3.25
Net Tangible Book Value	$ (116,083)
Net Tangible Book Value, Proceeds from Offering	222,420,000
Net Tangible Book Value, Adjusted	$ 161,994,388
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	8,433,333
Number of Shares Used, Adjustment (in Shares) | shares	23,998,333
Redemption at 25 Percent of Maximum [Member] | Full Over-allotment [Member]
Net Tangible Book Value [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.01)
Net Tangible Book Value, Increase from Public Shareholders, Per Share (in Dollars per share) | $ / shares	6.76
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	6.75
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 3.25
Net Tangible Book Value	$ (116,083)
Net Tangible Book Value, Proceeds from Offering	255,420,000
Net Tangible Book Value, Adjusted	$ 186,166,538
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	8,433,333
Number of Shares Used, Adjustment (in Shares) | shares	27,598,083
Redemption at 50 Percent of Maximum [Member] | No Over-allotment [Member]
Net Tangible Book Value [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.01)
Net Tangible Book Value, Increase from Public Shareholders, Per Share (in Dollars per share) | $ / shares	5.87
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	5.86
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 4.14
Net Tangible Book Value	$ (116,083)
Net Tangible Book Value, Proceeds from Offering	222,420,000
Net Tangible Book Value, Adjusted	$ 108,369,388
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	8,433,333
Number of Shares Used, Adjustment (in Shares) | shares	18,498,333
Redemption at 50 Percent of Maximum [Member] | Full Over-allotment [Member]
Net Tangible Book Value [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.01)
Net Tangible Book Value, Increase from Public Shareholders, Per Share (in Dollars per share) | $ / shares	5.86
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	5.85
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 4.15
Net Tangible Book Value	$ (116,083)
Net Tangible Book Value, Proceeds from Offering	255,420,000
Net Tangible Book Value, Adjusted	$ 124,497,788
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	8,433,333
Number of Shares Used, Adjustment (in Shares) | shares	21,273,083
Redemption at 75 Percent of Maximum [Member] | No Over-allotment [Member]
Net Tangible Book Value [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.01)
Net Tangible Book Value, Increase from Public Shareholders, Per Share (in Dollars per share) | $ / shares	4.22
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	4.21
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 5.79
Net Tangible Book Value	$ (116,083)
Net Tangible Book Value, Proceeds from Offering	222,420,000
Net Tangible Book Value, Adjusted	$ 54,744,388
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	8,433,333
Number of Shares Used, Adjustment (in Shares) | shares	12,998,333
Redemption at 75 Percent of Maximum [Member] | Full Over-allotment [Member]
Net Tangible Book Value [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.01)
Net Tangible Book Value, Increase from Public Shareholders, Per Share (in Dollars per share) | $ / shares	4.21
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	4.2
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 5.8
Net Tangible Book Value	$ (116,083)
Net Tangible Book Value, Proceeds from Offering	255,420,000
Net Tangible Book Value, Adjusted	$ 62,829,038
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	8,433,333
Number of Shares Used, Adjustment (in Shares) | shares	14,948,083
Redemption at 100 Percent of Maximum [Member] | No Over-allotment [Member]
Net Tangible Book Value [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.01)
Net Tangible Book Value, Increase from Public Shareholders, Per Share (in Dollars per share) | $ / shares	0.16
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	0.15
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 9.85
Net Tangible Book Value	$ (116,083)
Net Tangible Book Value, Proceeds from Offering	222,420,000
Net Tangible Book Value, Adjusted	$ 1,119,388
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	8,433,333
Number of Shares Used, Adjustment (in Shares) | shares	7,498,333
Redemption at 100 Percent of Maximum [Member] | Full Over-allotment [Member]
Net Tangible Book Value [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.01)
Net Tangible Book Value, Increase from Public Shareholders, Per Share (in Dollars per share) | $ / shares	0.14
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	0.13
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 9.87
Net Tangible Book Value	$ (116,083)
Net Tangible Book Value, Proceeds from Offering	255,420,000
Net Tangible Book Value, Adjusted	$ 1,160,288
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	8,433,333
Number of Shares Used, Adjustment (in Shares) | shares	8,623,083
Offering costs accrued for and paid in advance, excluded from tangible book value [Member] | No Redemption [Member] | No Over-allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	$ 121,371
Offering costs accrued for and paid in advance, excluded from tangible book value [Member] | No Redemption [Member] | Full Over-allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	121,371
Offering costs accrued for and paid in advance, excluded from tangible book value [Member] | Redemption at 25 Percent of Maximum [Member] | No Over-allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	121,371
Offering costs accrued for and paid in advance, excluded from tangible book value [Member] | Redemption at 25 Percent of Maximum [Member] | Full Over-allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	121,371
Offering costs accrued for and paid in advance, excluded from tangible book value [Member] | Redemption at 50 Percent of Maximum [Member] | No Over-allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	121,371
Offering costs accrued for and paid in advance, excluded from tangible book value [Member] | Redemption at 50 Percent of Maximum [Member] | Full Over-allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	121,371
Offering costs accrued for and paid in advance, excluded from tangible book value [Member] | Redemption at 75 Percent of Maximum [Member] | No Over-allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	121,371
Offering costs accrued for and paid in advance, excluded from tangible book value [Member] | Redemption at 75 Percent of Maximum [Member] | Full Over-allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	121,371
Offering costs accrued for and paid in advance, excluded from tangible book value [Member] | Redemption at 100 Percent of Maximum [Member] | No Over-allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	121,371
Offering costs accrued for and paid in advance, excluded from tangible book value [Member] | Redemption at 100 Percent of Maximum [Member] | Full Over-allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	121,371
Overallotment Liability [Member] | No Redemption [Member] | No Over-allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	(205,900)
Overallotment Liability [Member] | No Redemption [Member] | Full Over-allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted
Overallotment Liability [Member] | Redemption at 25 Percent of Maximum [Member] | No Over-allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	(205,900)
Overallotment Liability [Member] | Redemption at 25 Percent of Maximum [Member] | Full Over-allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted
Overallotment Liability [Member] | Redemption at 50 Percent of Maximum [Member] | No Over-allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	(205,900)
Overallotment Liability [Member] | Redemption at 50 Percent of Maximum [Member] | Full Over-allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted
Overallotment Liability [Member] | Redemption at 75 Percent of Maximum [Member] | No Over-allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	(205,900)
Overallotment Liability [Member] | Redemption at 75 Percent of Maximum [Member] | Full Over-allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted
Overallotment Liability [Member] | Redemption at 100 Percent of Maximum [Member] | No Over-allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	(205,900)
Overallotment Liability [Member] | Redemption at 100 Percent of Maximum [Member] | Full Over-allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted
Deferred Underwriting Commissions [Member] | No Redemption [Member] | No Over-allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	(6,600,000)
Deferred Underwriting Commissions [Member] | No Redemption [Member] | Full Over-allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	(7,590,000)
Deferred Underwriting Commissions [Member] | Redemption at 25 Percent of Maximum [Member] | No Over-allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	(4,950,000)
Deferred Underwriting Commissions [Member] | Redemption at 25 Percent of Maximum [Member] | Full Over-allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	(5,692,500)
Deferred Underwriting Commissions [Member] | Redemption at 50 Percent of Maximum [Member] | No Over-allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	(3,300,000)
Deferred Underwriting Commissions [Member] | Redemption at 50 Percent of Maximum [Member] | Full Over-allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	(3,795,000)
Deferred Underwriting Commissions [Member] | Redemption at 75 Percent of Maximum [Member] | No Over-allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	(1,650,000)
Deferred Underwriting Commissions [Member] | Redemption at 75 Percent of Maximum [Member] | Full Over-allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	(1,897,500)
Deferred Underwriting Commissions [Member] | Redemption at 100 Percent of Maximum [Member] | No Over-allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted
Deferred Underwriting Commissions [Member] | Redemption at 100 Percent of Maximum [Member] | Full Over-allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted
Redemptions [Member] | No Redemption [Member] | No Over-allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted
Redemptions [Member] | No Redemption [Member] | Full Over-allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted
Redemptions [Member] | Redemption at 25 Percent of Maximum [Member] | No Over-allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	(55,275,000)
Redemptions [Member] | Redemption at 25 Percent of Maximum [Member] | Full Over-allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	(63,566,250)
Redemptions [Member] | Redemption at 50 Percent of Maximum [Member] | No Over-allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	(110,550,000)
Redemptions [Member] | Redemption at 50 Percent of Maximum [Member] | Full Over-allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	(127,132,500)
Redemptions [Member] | Redemption at 75 Percent of Maximum [Member] | No Over-allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	(165,825,000)
Redemptions [Member] | Redemption at 75 Percent of Maximum [Member] | Full Over-allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	(190,698,750)
Redemptions [Member] | Redemption at 100 Percent of Maximum [Member] | No Over-allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	(221,100,000)
Redemptions [Member] | Redemption at 100 Percent of Maximum [Member] | Full Over-allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	$ (254,265,000)
Ordinary shares forfeited if over-allotment is not exercised [Member] | No Redemption [Member] | No Over-allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	(1,100,000)
Ordinary shares forfeited if over-allotment is not exercised [Member] | No Redemption [Member] | Full Over-allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares
Ordinary shares forfeited if over-allotment is not exercised [Member] | Redemption at 25 Percent of Maximum [Member] | No Over-allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	(1,100,000)
Ordinary shares forfeited if over-allotment is not exercised [Member] | Redemption at 25 Percent of Maximum [Member] | Full Over-allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares
Ordinary shares forfeited if over-allotment is not exercised [Member] | Redemption at 50 Percent of Maximum [Member] | No Over-allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	(1,100,000)
Ordinary shares forfeited if over-allotment is not exercised [Member] | Redemption at 50 Percent of Maximum [Member] | Full Over-allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares
Ordinary shares forfeited if over-allotment is not exercised [Member] | Redemption at 75 Percent of Maximum [Member] | No Over-allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	(1,100,000)
Ordinary shares forfeited if over-allotment is not exercised [Member] | Redemption at 75 Percent of Maximum [Member] | Full Over-allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares
Ordinary shares forfeited if over-allotment is not exercised [Member] | Redemption at 100 Percent of Maximum [Member] | No Over-allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	(1,100,000)
Ordinary shares forfeited if over-allotment is not exercised [Member] | Redemption at 100 Percent of Maximum [Member] | Full Over-allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares
Ordinary shares offered [Member] | No Redemption [Member] | No Over-allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	22,000,000
Ordinary shares offered [Member] | No Redemption [Member] | Full Over-allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	25,300,000
Ordinary shares offered [Member] | Redemption at 25 Percent of Maximum [Member] | No Over-allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	22,000,000
Ordinary shares offered [Member] | Redemption at 25 Percent of Maximum [Member] | Full Over-allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	25,300,000
Ordinary shares offered [Member] | Redemption at 50 Percent of Maximum [Member] | No Over-allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	22,000,000
Ordinary shares offered [Member] | Redemption at 50 Percent of Maximum [Member] | Full Over-allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	25,300,000
Ordinary shares offered [Member] | Redemption at 75 Percent of Maximum [Member] | No Over-allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	22,000,000
Ordinary shares offered [Member] | Redemption at 75 Percent of Maximum [Member] | Full Over-allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	25,300,000
Ordinary shares offered [Member] | Redemption at 100 Percent of Maximum [Member] | No Over-allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	22,000,000
Ordinary shares offered [Member] | Redemption at 100 Percent of Maximum [Member] | Full Over-allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	25,300,000
Ordinary shares redeemed [Member] | No Redemption [Member] | No Over-allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares
Ordinary shares redeemed [Member] | No Redemption [Member] | Full Over-allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares
Ordinary shares redeemed [Member] | Redemption at 25 Percent of Maximum [Member] | No Over-allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	(5,500,000)
Ordinary shares redeemed [Member] | Redemption at 25 Percent of Maximum [Member] | Full Over-allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	(6,325,000)
Ordinary shares redeemed [Member] | Redemption at 50 Percent of Maximum [Member] | No Over-allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	(11,000,000)
Ordinary shares redeemed [Member] | Redemption at 50 Percent of Maximum [Member] | Full Over-allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	(12,650,000)
Ordinary shares redeemed [Member] | Redemption at 75 Percent of Maximum [Member] | No Over-allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	(16,500,000)
Ordinary shares redeemed [Member] | Redemption at 75 Percent of Maximum [Member] | Full Over-allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	(18,975,000)
Ordinary shares redeemed [Member] | Redemption at 100 Percent of Maximum [Member] | No Over-allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	(22,000,000)
Ordinary shares redeemed [Member] | Redemption at 100 Percent of Maximum [Member] | Full Over-allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	(25,300,000)
Representative Shares [Member] | No Redemption [Member] | No Over-allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	165,000
Representative Shares [Member] | No Redemption [Member] | Full Over-allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	189,750
Representative Shares [Member] | Redemption at 25 Percent of Maximum [Member] | No Over-allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	165,000
Representative Shares [Member] | Redemption at 25 Percent of Maximum [Member] | Full Over-allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	189,750
Representative Shares [Member] | Redemption at 50 Percent of Maximum [Member] | No Over-allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	165,000
Representative Shares [Member] | Redemption at 50 Percent of Maximum [Member] | Full Over-allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	189,750
Representative Shares [Member] | Redemption at 75 Percent of Maximum [Member] | No Over-allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	165,000
Representative Shares [Member] | Redemption at 75 Percent of Maximum [Member] | Full Over-allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	189,750
Representative Shares [Member] | Redemption at 100 Percent of Maximum [Member] | No Over-allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	165,000
Representative Shares [Member] | Redemption at 100 Percent of Maximum [Member] | Full Over-allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	189,750